INVESTMENTS IN AND ADVANCES TO ASSOCIATES	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AND ADVANCES TO ASSOCIATES
INVESTMENTS IN AND ADVANCES TO ASSOCIATES

14. INVESTMENTS IN AND ADVANCES TO ASSOCIATES

        As of December 31, 2012 and 2011, the Group's investments in and advances to associates comprised the following:

	December 31,
	2012	2011
MTS Belarus—equity investment	$165,233	$176,659
Intellect Telecom—equity investment	9,437	11,388
Stream LLC—equity investment	7,479	—

Total investments in and advances to associates	$182,149	$188,047

        MTS Belarus—The financial position and results of operations of MTS Belarus as of and for the year ended December 31, 2012 and December 31, 2011 were as follows:

	(unaudited)
	2012	2011
Total assets	$367,736	$417,555
Total liabilities	53,310	92,884
Net income	67,717	107,533

        Intellect Telecom—In November 2010 MGTS acquired a 43.8% interest in Intellect Telecom from one of the subsidiaries of Sistema for $12.4 million. Intellect Telecom is a research and development innovation center in the field of telecommunications. In March 2011 MGTS acquired a further 6.14% interest in Intellect Telecom in exchange for building of a business center in Moscow City with NBV of $0.8 million, thus increasing its share in Intellect Telecom to 49.95%.

        The financial position and results of operations of Intellect Telecom as of and for the year ended December 31, 2012 and 2011 were as follows:

	(unaudited)
	2012	2011
Total assets	$18,711	$19,210
Total liabilities	5,073	3,110
Net loss	5,154	6,765

        Stream LLC—After the loss of control over the subsidiary, the Group deconsolidated Stream and accounted for the investment using the equity method of accounting (Note 3).

        The financial position and results of operations of Stream LLC as of and for the year ended December 31, 2012 (since deconsolidation) were as follows:

(unaudited)
2012
Total assets	$21,271
Total liabilities	5,076
Net loss	6,244

        The Group's share in the total earnings or losses of associates was included in other income in the accompanying consolidated statements of operations and comprehensive income. For the years ended December 31, 2012, 2011 and 2010, this share of earnings amounted to $27.9 million, $49.4 million and $70.6 million, respectively.